UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      9/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS


SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2009

                                    HAWAIIAN
                                    TAX-FREE
                                     TRUST

                          A TAX-FREE INCOME INVESTMENT

                         [LOGO OF HAWAII TAX-FREE TRUST:
                        A PALM TREE IN FRONT OF A CIRCLE
                          WHICH HAS AN ISLAND AND WATER
                                   WITHIN IT]

[LOGO OF AQUILA
GROUP OF FUNDS:
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS (R)

[LOGO OF HAWAII TAX-FREE TRUST:
A PALM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER
WITHIN IT]

                     SERVING HAWAII INVESTORS FOR 25 YEARS

                            HAWAIIAN TAX-FREE TRUST

                       "SOME COMFORT IN UNSETTLING TIMES"

                                                                  November, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Hawaiian Tax-Free Trust, has generally been aligned with the Trust's objective: to seek as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Trust seek to fulfill its and your investment objective?

      Perhaps the single most significant matter we wish to emphasize is the element of professional management that we have continually sought to bring to bear on your behalf. The job of investment managers is to be keen observers of the scene, setting aside emotions. This is particularly true in the constantly changing environment that exists today. One must make every effort to be as objective as possible, adjusting the portfolio of investments as necessary, to try to be of most benefit to shareholders.

      Management of Hawaiian Tax-Free Trust and its municipal bond portfolio management team believe that when you are dealing with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Trust intentionally limits its purchases to securities rated (or, if unrated, deemed by the Investment Adviser to be) investment grade quality - that is rated within the four highest credit ratings: AAA, AA, A, and BBB.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

      We can assure you that the Trust's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Trust's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we believe you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Trust's portfolio and seeks to continuously monitor your investment in Hawaiian Tax-Free Trust.

                                   Sincerely,

/s/ Lacy B. Herrmann                    /s/ Diana P. Herrmann

Lacy B. Herrmann                        Diana P. Herrmann
Founder and Chairman Emeritus           Vice Chair and President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            HAWAIIAN TAX-FREE TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       MUNICIPAL BONDS (91.1%)                                          S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               GENERAL OBLIGATION BONDS (55.6%):
               -----------------------------------------------------------
               City and County of Honolulu, Hawaii, FGIC Insured
$ 7,720,000    5.000%, 07/01/21 ..........................................     Aa2/AA       $  8,679,673
               City and County of Honolulu, Hawaii,  National Public
                     Finance Guarantee Insured
  8,500,000    5.000%, 07/01/17 ..........................................     Aa2/AA          9,577,460
               City and County of Honolulu, Hawaii, National Public
                     Finance Guarantee, FGIC Insured
  8,270,000    5.000%, 07/01/21 ..........................................     Aa2/AA          9,298,044
  1,000,000    5.000%, 07/01/22 ..........................................     Aa2/AA          1,118,660
               City and County of Honolulu, Hawaii Refunding,
                     Series A
  8,105,000    5.000%, 07/01/27 ..........................................     Aa2/AA          8,785,901
               City and County of Honolulu, Hawaii, Series A,
                     Prerefunded to 09/01/11 @100
  5,000,000    5.250%, 09/01/22 ..........................................     Aa2/AAA         5,420,900
               City and County of Honolulu, Hawaii, Series A,
                     FGIC-TCRS Insured
  1,580,000    6.000%, 01/01/12 ..........................................     Aa2/AA          1,751,462
  3,025,000    5.750%, 04/01/13 ..........................................     Aa2/AA          3,467,073
               City and County of Honolulu, Hawaii, Series A,
                     FSA Insured
  3,000,000    5.000%, 07/01/29 ..........................................     Aa2/AAA         3,241,320
               City and County of Honolulu, Hawaii , Series A, FSA
                     Insured, Prerefunded to 09/01/11 @100, Collateral:
                     U.S. Treasury Obligations & Resolution Funding
                     Corporation
  3,500,000    5.375%, 09/01/18 ..........................................     Aaa/AAA         3,802,890
  2,000,000    5.125%, 09/01/20 ..........................................     Aaa/AAA         2,163,640
               City and County of Honolulu, Hawaii, Series A,
                     National Public Finance Guarantee Insured
  5,000,000    5.000%, 07/01/21 ..........................................     Aa2/AA          5,621,550
  5,000,000    5.000%, 07/01/22 ..........................................     Aa2/AA          5,593,300
               City and County of Honolulu, Hawaii, Series A,
                     National Public Finance Guarantee, FGIC Insured
  1,715,000    6.000%, 01/01/11 ..........................................     Aa2/AA          1,825,360

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               City and County of Honolulu, Hawaii, Series A,
                     National Public Finance Guarantee, FGIC Insured,
                     Unrefunded Portion
$     5,000    5.750%, 04/01/11 ..........................................     Aa2/AA       $      5,334
               City and County of Honolulu, Hawaii, Series A,
                     Refunding
  2,000,000    5.250%, 04/01/17 ..........................................     Aa2/AA          2,351,100
  5,000,000    5.000%, 04/01/19 ..........................................     Aa2/AA          5,838,450
  3,930,000    5.000%, 04/01/20 ..........................................     Aa2/AA          4,592,559
               City and County of Honolulu, Hawaii, Series A,
                     National Public Finance Guarantee Insured,
                     Prerefunded to 03/01/13 @100, Collateral: U.S.
                     Government Securities
  1,885,000    5.250%, 03/01/15 ..........................................     Aaa/AAA         2,141,002
  3,005,000    5.250%, 03/01/17 ..........................................     Aaa/AAA         3,413,109
  1,255,000    5.250%, 03/01/18 ..........................................     Aaa/AAA         1,425,442
               City and County of Honolulu, Hawaii, Series A 1993,
                     FGIC - TCRS Insured, Escrowed to Maturity,
                     Collateral: U.S. Government Securities
  4,110,000    6.000%, 01/01/11 ..........................................    #Aaa/AAA         4,381,342
    920,000    6.000%, 01/01/12 ..........................................    #Aaa/AAA         1,023,095
               City and County of Honolulu, Hawaii Series A 1994,
                     FGIC Insured, Escrowed to Maturity, Collateral:
                     U.S. Government Securities
  3,995,000    5.750%, 04/01/11 ..........................................     #Aaa/NR         4,297,022
    775,000    5.750%, 04/01/13 ..........................................     Aaa/AAA           894,559
               City and County of Honolulu, Hawaii, Series A,
                     Refunded - 1995 Escrowed to Maturity, National
                     Public Finance Guarantee  Insured, Collateral:
                     U.S. Government Securities
  1,355,000    6.000%, 11/01/09 ..........................................    #Aaa/AAA         1,361,348
    860,000    6.000%, 11/01/09 ..........................................     Aaa/AAA           864,029
  1,090,000    6.000%, 11/01/10 ..........................................     Aaa/AAA         1,154,997
    410,000    6.000%, 11/01/10 ..........................................    #Aaa/AAA           434,448

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               City and County of Honolulu, Hawaii, Series A 2003,
                     National Public Finance Guarantee Insured,
                     Unrefunded Portion
$ 1,115,000    5.250%, 03/01/15 ..........................................     Aa2/AA       $  1,246,202
  1,775,000    5.250%, 03/01/17 ..........................................     Aa2/AA          1,965,830
    745,000    5.250%, 03/01/18 ..........................................     Aa2/AA            818,114
               City and County of Honolulu, Hawaii, Series B,
                          FGIC-TCRS Insured, Unrefunded Portion
  7,310,000    5.500%, 10/01/11 ..........................................     Aa2/AA          7,968,339
               City and County of Honolulu, Hawaii, Series B, FSA
                     Insured, Custodial Receipts, Unrefunded Portion
  3,955,000    8.000%, 10/01/10 ..........................................     Aa2/AAA         4,246,839
               City and County of Honolulu, Hawaii, Series C,
                     National Public Finance Guarantee Insured
  6,740,000    5.000%, 07/01/18 ..........................................     Aa2/AA          7,639,251
               City and County of Honolulu, Hawaii,  Series D,
                     National Public Finance Guarantee Insured
  3,750,000    5.000%, 07/01/19 ..........................................     Aa2/AA          4,218,263
  6,080,000    5.000%, 07/01/21 ..........................................     Aa2/AA          6,835,805
               City and County of Honolulu, Hawaii, Series F,
                     National Public Finance Guarantee, FGIC Insured
  1,000,000    5.250%, 07/01/19 ..........................................     Aa2/AA          1,143,830
  5,335,000    5.250%, 07/01/20 ..........................................     Aa2/AA          6,099,292
               City and County of Honolulu, Hawaii Refunding,
                     Series F, National Public Finance Guarantee
                     FGIC Insured
  1,500,000    5.000%, 07/01/28 ..........................................     Aa2/AA          1,632,255
               City and County of Honolulu, Hawaii, Water Utility
                     Refunding and Improvement, Escrowed to Maturity,
                     FGIC Insured, Collateral: U.S. Government Securities
  1,125,000    6.000%, 12/01/12 ..........................................     Aaa/AAA         1,298,138
  1,050,000    6.000%, 12/01/15 ..........................................     Aaa/AAA         1,302,389
               County of Hawaii
  1,890,000    5.500%, 07/15/22 ..........................................     A1/AA-          2,276,448
  2,245,000    5.500%, 07/15/23 ..........................................     A1/AA-          2,690,520
  1,990,000    5.750%, 07/15/24 ..........................................     A1/AA-          2,411,184
  2,370,000    5.750%, 07/15/25 ..........................................     A1/AA-          2,853,338
  3,585,000    6.000%, 07/15/27 ..........................................     A1/AA-          4,329,389

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               County of Hawaii, National Public Finance
                     Guarantee Insured
$ 2,010,000    5.250%, 07/15/21 ..........................................     A1/AA-       $  2,183,684
               County of Hawaii, FGIC Insured, Prerefunded to
                     07/15/11 @100
  1,065,000    5.500%, 07/15/14 ..........................................      A1/A+          1,154,353
  1,340,000    5.500%, 07/15/15 ..........................................      A1/A+          1,452,426
               County of Hawaii, Series A
  1,900,000    5.000%, 07/15/17 ..........................................     A1/AA-          2,191,688
               County of Hawaii, Series A, CIFG Insured
  1,850,000    5.000%, 07/15/20 ..........................................     A1/AA-          2,026,582
               County of Hawaii, Series A, National Public Finance
                     Guarantee, FGIC Insured
  4,905,000    5.600%, 05/01/11 ..........................................     A1/AA-          5,249,674
  1,000,000    5.600%, 05/01/12 ..........................................     A1/AA-          1,105,470
  1,000,000    5.600%, 05/01/13 ..........................................     A1/AA-          1,134,970
               County of Hawaii Series A, FGIC Insured, Prerefunded
                     to 07/15/11 @ 100 Collateral: State and Local
                     Government Securities
  1,465,000    5.500%, 07/15/16 ..........................................     Aaa/AAA         1,587,913
  1,025,000    5.125%, 07/15/20 ..........................................      A1/A+          1,104,222
               County of Hawaii, Series A, FSA Insured
  1,000,000    5.000%, 07/15/16 ..........................................     Aa3/AAA         1,094,090
  2,000,000    5.000%, 07/15/17 ..........................................     Aa3/AAA         2,176,080
  1,000,000    5.000%, 07/15/18 ..........................................     Aa3/AAA         1,070,150
               County of Kauai, Hawaii,  National Public Finance
                     Guarantee Insured, Prerefunded to 08/01/11 @100,
                     Collateral: State & Local Government Series 100%
    140,000    5.625%, 08/01/13 ..........................................     Aaa/AAA           152,622
    560,000    5.625%, 08/01/14 ..........................................     Aaa/AAA           610,490
    355,000    5.625%, 08/01/17 ..........................................     Aaa/AAA           387,007
    345,000    5.625%, 08/01/18 ..........................................     Aaa/AAA           376,105
    805,000    5.500%, 08/01/20 ..........................................     Aaa/AAA           875,760
               County of Kauai, Hawaii,  National Public Finance
                     Guarantee Insured, Unrefunded Portion
    985,000    5.625%, 08/01/13 ..........................................    Baa1/AA-         1,059,407
  1,060,000    5.625%, 08/01/14 ..........................................    Baa1/AA-         1,132,928

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               County of Kauai, Hawaii,  National Public Finance
                     Guarantee Insured, Unrefunded Portion (continued)
$   680,000    5.625%, 08/01/17 ..........................................    Baa1/AA-      $    717,720
    655,000    5.625%, 08/01/18 ..........................................    Baa1/AA-           689,296
  1,555,000    5.500%, 08/01/20 ..........................................    Baa1/AA-         1,623,933
               County of Kauai, Hawaii, Series A, National Public
                     Finance Guarantee, FGIC Insured
  1,000,000    5.000%, 08/01/23 ..........................................     A1/AA-          1,071,270
  1,555,000    5.000%, 08/01/24 ..........................................     A1/AA-          1,660,771
  1,500,000    5.000%, 08/01/25 ..........................................     A1/AA-          1,593,945
               County of Kauai, Hawaii, Series A, FGIC Insured,
                     Prerefunded to 8/01/10 @100, Collateral: State &
                     Local Government Series 100%
  1,010,000    6.250%, 08/01/14 ..........................................     Aaa/AAA         1,058,450
  1,000,000    6.250%, 08/01/15 ..........................................     Aaa/AAA         1,047,970
  1,000,000    6.250%, 08/01/16 ..........................................     Aaa/AAA         1,047,970
  1,275,000    6.250%, 08/01/17 ..........................................     Aaa/AAA         1,336,162
  1,480,000    6.250%, 08/01/20 ..........................................      A3/A+          1,550,996
               County of Kauai, Hawaii, 2005-Series A, National
                     Public Finance Guarantee, FGIC Insured
  1,560,000    5.000%, 08/01/16 ..........................................     A1/AA-          1,747,590
  2,010,000    5.000%, 08/01/17 ..........................................     A1/AA-          2,218,678
  2,060,000    5.000%, 08/01/18 ..........................................     A1/AA-          2,254,320
  1,075,000    5.000%, 08/01/19 ..........................................     A1/AA-          1,168,665
               County of Kauai, Hawaii Refunding Bonds, Series B &
                     C, AMBAC Insured
  1,300,000    5.950%, 08/01/10 ..........................................     NR/NR**         1,345,968
               County of Maui, Hawaii, National Public Finance
                     Guarantee, FGIC Insured
  1,125,000    5.250%, 03/01/18 ..........................................     Aa2/AA          1,168,549
               County of Maui, Hawaii, National Public Finance
                     Guarantee Insured
  1,250,000    3.800%, 03/01/16 ..........................................     Aa2/AA          1,344,112
  1,105,000    5.000%, 03/01/19 ..........................................     Aa2/AA          1,215,069
               County of Maui, Hawaii, 2001 - Series A, National
                     Public Finance Guarantee Insured, Partially
                     Prerefunded to 03/01/11 @100, Collateral: U.S.
                     Government Securities
    465,000     5.500%, 03/01/18 .........................................     Aaa/AAA           496,908

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               County of Maui, Hawaii, Series A, National Public
                     Finance Guarantee  Insured, Unrefunded Balance
$   535,000     5.500%, 03/01/18 .........................................     Aa2/AA       $    557,170
               County of Maui, Hawaii, 2002 - Series A, National
                     Public Finance Guarantee Insured, Prerefunded to
                     03/01/12 @100, Collateral: U.S. Government
                     Securities
  1,105,000    5.250%, 03/01/15 ..........................................     Aaa/AAA         1,219,677
  1,205,000    5.250%, 03/01/16 ..........................................     Aaa/AAA         1,330,055
  1,000,000    5.250%, 03/01/18 ..........................................     Aaa/AAA         1,103,780
  1,750,000    5.250%, 03/01/19 ..........................................     Aaa/AAA         1,931,615
  1,000,000    5.000%, 03/01/20 ..........................................     Aaa/AAA         1,097,850
               County of Maui, Hawaii, Series B, National Public
                     Finance Guarantee, FGIC Insured
  1,065,000     5.250%, 03/01/11 .........................................     Aa2/AA          1,130,945
               County of Maui, Hawaii, Series C, National Public
                     Finance Guarantee, FGIC Insured
  1,020,000    5.250%, 03/01/16 ..........................................     Aa2/AA          1,065,696
  1,250,000    5.250%, 03/01/20 ..........................................     Aa2/AA          1,286,650
               Puerto Rico Commonwealth Refunding Public
                     Improvement, Series A
  5,000,000    5.000%, 07/01/10 ..........................................    Baa3/BBB-        5,071,550
               Puerto Rico Commonwealth Public  Improvement,
                     National Public Finance Guarantee Insured, Econ.
                     Defeased to call, 7/1/2010 @100, Collateral:
                     Agencies
  1,800,000    5.250%, 07/01/13 ..........................................     Aaa/AAA         1,854,918
               State of Hawaii, AMBAC Insured
  5,000,000    5.000%, 07/01/16 ..........................................     Aa2/AA          5,710,200
               State of Hawaii, National Public Finance Guarantee,
                     FGIC Insured
  2,330,000    6.000%, 12/01/12 ..........................................     Aa2/AA          2,674,467
               State of Hawaii, National Public Finance Guarantee
                     Insured
  5,000,000    5.000%, 10/01/22 ..........................................     Aa2/AA          5,440,800

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               State of Hawaii, Series BZ, National Public Finance
                     Guarantee, FGIC Insured
$ 3,700,000    6.000%, 10/01/11 ..........................................     Aa2/AA       $  4,069,593
  3,500,000    6.000%, 10/01/12 ..........................................     Aa2/AA          3,988,460
               State of Hawaii, Series CA, National Public Finance
                     Guarantee, FGIC Insured
  2,000,000    5.750%, 01/01/11 ..........................................     Aa2/AA          2,122,540
               State of Hawaii, Series CH
  1,000,000    4.750%, 11/01/11 ..........................................     Aa2/AA          1,079,720
               State of Hawaii, Series CL, National Public Finance
                     Guarantee, FGIC Insured
  2,305,000    6.000%, 03/01/11 ..........................................     Aa2/AA          2,473,196
               State of Hawaii, Series CM, National Public Finance
                     Guarantee, FGIC Insured
  3,000,000    6.500%, 12/01/15 ..........................................     Aa2/AA          3,754,440
               State of Hawaii, Series CU, Prerefunded to 10/01/10
                     @100, National Public Finance Guarantee Insured,
                     Collateral: State & Local Government Series 100%
  3,000,000    5.600%, 10/01/19 ..........................................     Aaa/AAA         3,153,180
               State of Hawaii, Series CV, National Public Finance
                     Guarantee, FGIC Insured
 11,000,000    5.000%, 08/01/20 ..........................................     Aa2/AA         11,644,270
  5,000,000    5.250%, 08/01/21 ..........................................     Aa2/AA          5,281,850
  1,015,000    5.000%, 08/01/21 ..........................................     Aa2/AA          1,071,444
               State of Hawaii, Series CX, FSA Insured
  8,725,000    5.500%, 02/01/13 ..........................................     Aa2/AAA         9,549,861
  3,075,000    5.500%, 02/01/16 ..........................................     Aa2/AAA         3,327,427
  2,500,000    5.500%, 02/01/21 ..........................................     Aa2/AAA         2,682,150
               State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
  2,000,000    5.250%, 07/01/15 ..........................................     Aa2/AAA         2,230,200
               State of Hawaii, Series CZ, FSA Insured, Prerefunded
                     to 07/01/12 @100, Collateral: U.S. Government
                     Securities
  3,000,000    5.250%, 07/01/17 ..........................................     Aaa/AAA         3,345,300
               State of Hawaii, Series DD, National Public Finance
                     Guarantee Insured
  5,000,000    5.250%, 05/01/23 ..........................................     Aa2/AA          5,454,850

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                             S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               State of Hawaii, Series DE, National Public Finance
                     Guarantee Insured
$16,000,000    5.000%, 10/01/21 ..........................................     Aa2/AA       $ 17,511,200
  2,500,000    5.000%, 10/01/24 ..........................................     Aa2/AA          2,697,600
               State of Hawaii, Series DF, AMBAC Insured
  3,500,000    5.000%, 07/01/18 ..........................................     Aa2/AA          3,917,270
 10,000,000    5.000%, 07/01/22 ..........................................     Aa2/AA         11,057,900
  5,000,000    5.000%, 07/01/23 ..........................................     Aa2/AA          5,504,000
 10,000,000    5.000%, 07/01/24 ..........................................     Aa2/AA         10,952,900
  5,000,000    5.000%, 07/01/25 ..........................................     Aa2/AA          5,459,950
               State of Hawaii, Series DG, AMBAC Insured,
                     Refunding
  2,000,000    5.000%, 07/01/17 ..........................................     Aa2/AA          2,270,280
               State of Hawaii, Series DI, FSA Insured
  5,000,000    5.000%, 03/01/20 ..........................................     Aa2/AAA         5,603,450
  2,750,000    5.000%, 03/01/21 ..........................................     Aa2/AAA         3,063,197
  5,000,000    5.000%, 03/01/22 ..........................................     Aa2/AAA         5,538,750
               State of Hawaii, Series DJ, AMBAC Insured
  5,000,000    5.000%, 04/01/23 ..........................................     Aa2/AA          5,612,800
               State of Hawaii, Series DJ, FSA-CR AMBAC Insured
  5,000,000    5.000%, 04/01/23 ..........................................    NR/AAA***        5,612,800
               State of Hawaii, Series DK
  5,000,000    5.000%, 05/01/12 ..........................................     Aa2/AA          5,493,200
  7,000,000    5.000%, 05/01/19 ..........................................     Aa2/AA          8,114,260
               State of Hawaii, Series DQ
 10,000,000    5.000%, 06/01/23 ..........................................     Aa2/AA         11,439,900
                                                                                            ------------
               Total General Obligation Bonds ............................                   426,537,769
                                                                                            ------------

               REVENUE BONDS (35.5%):
               -----------------------------------------------------------
               Board of Regents, University of Hawaii, University
                     System , Series A, FGIC Insured, Prerefunded to
                     07/15/12 @100, Collateral: State & Local
                     Government Series 100%
  2,000,000    5.500%, 07/15/19 ..........................................     Aaa/AAA         2,244,160
  2,000,000    5.500%, 07/15/21 ..........................................     Aaa/AAA         2,244,160
  2,000,000    5.500%, 07/15/22 ..........................................     Aaa/AAA         2,244,160
  3,000,000    5.500%, 07/15/29 ..........................................     Aaa/AAA         3,366,240

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               Board of Regents, University of Hawaii, University
                     System, Series B, FSA Insured
$ 1,110,000    5.250%, 10/01/12 ..........................................     Aa3/AAA      $  1,193,528
  1,000,000    5.250%, 10/01/13 ..........................................     Aa3/AAA         1,067,510
  1,140,000    5.250%, 10/01/14 ..........................................     Aa3/AAA         1,212,812
  1,395,000    5.250%, 10/01/15 ..........................................     Aa3/AAA         1,472,325
               City and County of Honolulu, Hawaii Board of Water
                     Supply & System, FSA Insured, Prerefunded to 07/01/11
                     @100, Collateral: U.S. Government Securities
  1,490,000    5.125%, 07/01/21 ..........................................     Aaa/AAA         1,606,712
  5,450,000    5.250%, 07/01/23 ..........................................     Aaa/AAA         5,888,671
               City and County of Honolulu, Hawaii Wastewater
                     Systems, National Public Finance Guarantee Insured
  5,000,000    5.000%, 07/01/32 ..........................................      A1/NR          5,146,550
               City and County of Honolulu, Hawaii Wastewater
                     Systems, Series A, National Public Finance
                     Guarantee, FGIC Insured
  1,825,000    5.000%, 07/01/22 ..........................................     Aa3/AA-         1,982,917
               City and County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series, AMBAC Insured
  1,810,000    5.500%, 07/01/11 ..........................................     Aa3/NR          1,955,271
               City and County of Honolulu, Hawaii Board of
                     Water Supply Water Systems, FSA Insured,
                     Unrefunded Balance
  1,510,000    5.125%, 07/01/21 ..........................................     Aa3/AAA         1,564,420
               City and County of Honolulu, Hawaii Wastewater
                     Systems, Senior Series A, National Public Finance
                     Guarantee, FGIC Insured
  3,370,000    5.000%, 07/01/18 ..........................................     Aa3/AA-         3,722,772
  2,000,000    5.000%, 07/01/24 ..........................................     Aa3/AA-         2,154,660
               City and County of Honolulu, Hawaii Wastewater
                     Systems, First Bond Resolution, Series SR, Prerefunded
                     to 07/01/11 @100, Collateral: State & Local
                     Government Series 100%
  1,065,000    5.500%, 07/01/16 ..........................................     Aaa/NR          1,154,354
  3,000,000    5.500%, 07/01/17 ..........................................     Aaa/NR          3,251,700
  2,310,000    5.500%, 07/01/18 ..........................................     Aaa/NR          2,503,809
  2,000,000    5.250%, 07/01/19 ..........................................     Aaa/NR          2,159,160

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               City and County of Honolulu, Hawaii Wastewater
                     System First Bond Resolution, Senior Series A,
                     National Public Finance Guarantee Insured
$ 1,000,000    5.000%, 07/01/36 ..........................................     Aa3/AA-      $  1,043,480
               City and County of Honolulu, Hawaii Wastewater
                     System Second Bond, Junior B-1 Remarket 09/15/06,
                     National Public Finance Guarantee Insured
  1,340,000    5.000%, 07/01/18 ..........................................      A1/AA          1,480,834
  1,935,000    5.000%, 07/01/19 ..........................................      A1/AA          2,122,405
  2,035,000    5.000%, 07/01/20 ..........................................      A1/AA          2,216,725
  5,015,000    5.000%, 07/01/32 ..........................................      A1/AA          5,161,990
               City and County of Honolulu, Hawaii Water, National
                     Public Finance Guarantee, FGIC Insured
  2,545,000    4.750%, 07/01/19 ..........................................     Aa3/AA          2,723,990
               Hawaii State
  1,145,000    5.350%, 07/01/18 ..........................................    Baa1/BBB+        1,152,660
  1,000,000    5.250%, 01/01/17 ..........................................     Aa3/AA+         1,181,750
  1,000,000    5.250%, 01/01/18 ..........................................     Aa3/AA+         1,189,630
  5,220,000    6.000%, 01/01/23 ..........................................     Aa3/AA+         6,465,649
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Linked Certificates
                     (Kapiolani Health Care)
  4,120,000    6.400%, 07/01/13 ..........................................    Baa1/BBB+        4,335,847
                Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Mid Pacific Institute),
                     Radian Insured
  2,000,000    4.625%, 01/01/31 ..........................................     NR/BBB-         1,645,000
  1,210,000    4.625%, 01/01/36 ..........................................     NR/BBB-           967,092
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue PAC Health, Series B,
                     LOC: Bank of Nova Scotia VRDO*, weekly reset
  1,500,000    0.490%, 07/01/33 ..........................................     Aaa/AAA         1,500,000
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Refunding Queens Health
                     System, Series A VRDO*, weekly reset
 19,900,000    0.250%, 07/01/29 ..........................................    VMIG1/A-1       19,900,000

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, AMBAC Insured
$ 4,965,000    5.500%, 12/01/14 ..........................................    Baa1/BBB      $  5,041,957
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series A, National Public Finance
                     Guarantee Insured
  4,125,000    4.950%, 04/01/12 ..........................................     Baa1/A          4,284,349
               Hawaii State Department of Budget and Finance of
                     the State of Hawaii Special Purpose Revenue
                     (Hawaiian Electric Company, Inc. and Subsidiaries
                     Projects), Series A-AMT, National Public Finance
                     Guarantee Insured
  5,700,000    5.650%, 10/01/27 ..........................................     Baa1/A          5,768,799
               Hawaii State Department of Budget & Finance,
                     Special Purpose Revenue (Hawaiian Electric Co.)
                     Series B-AMT, AMBAC Insured
  1,000,000    5.750%, 12/01/18 ..........................................    Baa1/BBB         1,011,410
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc., and Subsidiaries Projects), Series
                     B-AMT, Syncora Guarantee Inc. Insured
  1,000,000    5.000%, 12/01/22 ..........................................    Baa1/BBB           989,490
               Hawaii State Department of Budget and Finance
                     Special Purpose Revenue (Hawaiian Electric
                     Company, Inc.), Series D-AMT, AMBAC Insured
  2,500,000    6.150%, 01/01/20 ..........................................    Baa1/BBB         2,506,550
               Hawaii State Department of Hawaiian Home Lands
    605,000    4.000%, 04/01/11 ..........................................      A2/NR            619,786
    575,000    4.000%, 04/01/12 ..........................................      A2/NR            593,153
    730,000    4.500%, 04/01/14 ..........................................      A2/NR            766,266
    500,000    5.000%, 04/01/15 ..........................................      A2/NR            535,865
    715,000    5.000%, 04/01/17 ..........................................      A2/NR            760,395
  1,000,000    5.500%, 04/01/20 ..........................................      A2/NR          1,081,350

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               Honolulu, Hawaii City & County Wastewater Systems
                     Revenue, 1st Board Resolution-Senior, Series A
$ 2,455,000    5.000%, 07/01/21 ..........................................     Aa3/AA-      $  2,800,075
  2,800,000    5.000%, 07/01/22 ..........................................     Aa3/AA-         3,168,648
  3,300,000    5.000%, 07/01/23 ..........................................     Aa3/AA-         3,711,147
  2,500,000    5.000%, 07/01/24 ..........................................     Aa3/AA-         2,793,950
               Honolulu, Hawaii City & County Wastewater Systems
                     Revenue, 2nd BD Resolution-JR-Series A
  1,155,000    4.000%, 07/01/13 ..........................................      A1/A+          1,241,683
  1,000,000    4.000%, 07/01/14 ..........................................      A1/A+          1,077,280
  1,000,000    5.000%, 07/01/20 ..........................................     Aa3/AA-         1,150,450
               Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series
                     A-AMT, FNMA Insured
  2,800,000    5.300%, 07/01/22 ..........................................     Aaa/AAA         2,846,816
 10,000,000    5.400%, 07/01/29 ..........................................     Aaa/AAA        10,038,400
  2,770,000    5.750%, 07/01/30 ..........................................     Aa1/AAA         2,770,609
    910,000    5.400%, 07/01/30 ..........................................     Aaa/AAA           913,185
               Housing Finance and Development Corporation
                     (State of Hawaii) Single Family Mortgage, Series B,
                     FNMA Insured
  9,350,000    5.450%, 07/01/17 ..........................................     Aaa/AAA         9,369,261
  6,800,000    5.300%, 07/01/28 ..........................................     Aaa/AAA         6,834,204
               Illinois Finance Authority Revenue University Chicago,
                     VRDO* weekly reset
  5,000,000    0.250%, 08/01/43 ..........................................    VMIG1/A-1        5,000,000
               Puerto Rico Commonwealth Highway & Transportation
                     Authority Revenue, Series G, FGIC Insured
  1,000,000    5.250%, 07/01/15 ..........................................    Baa3/BBB         1,052,890
               Puerto Rico Commonwealth Public Finance
                     Corporation Revenue Bonds, Series A, Prerefunded
                     to 08/01/11 @100, National Public Finance
                     Guarantee Insured, Collateral: 38% U.S. Treasury;
                     62% U.S. Government Securities
  5,000,000    5.500%, 08/01/17 ..........................................     Aaa/AAA         5,401,400
               Puerto Rico Electric Power Authority Power Revenue
                     Bonds, Series QQ, Syncora Guarantee Inc. Insured
  3,195,000    5.500%, 07/01/16 ..........................................     A3/BBB+         3,608,177

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               Puerto Rico Electric Power Authority Power Revenue,
                     Series TT
$ 5,000,000    5.000%, 07/01/26 ..........................................     A3/BBB+      $  5,194,650
               Puerto Rico Electric Power Authority Power Revenue,
                     Refunding, Series UU
  1,000,000    4.250%, 07/01/13 ..........................................     A3/BBB+         1,065,010
               State of Hawaii Airport System, AMT, National Public
                     Finance Guarantee, FGIC Insured
  7,425,000    5.750%, 07/01/13 ..........................................      A2/A           7,655,769
  4,000,000    5.750%, 07/01/17 ..........................................      A2/A           4,065,680
 11,000,000    5.625%, 07/01/18 ..........................................      A2/A          11,108,570
  6,000,000    5.250%, 07/01/21 ..........................................      A2/A           6,026,100
               State of Hawaii Airport System, AMT, Second Series,
                     Escrowed to Maturity, National Public Finance
                     Guarantee Insured, Collateral: U.S. Government
                     Securities
  4,125,000    6.900%, 07/01/12 ..........................................     Aaa/AAA         4,346,677
               State of Hawaii Airport System, Series B-AMT, National
                     Public Finance Guarantee, FGIC Insured
  3,000,000    8.000%, 07/01/10 ..........................................      A2/A           3,146,070
               State of Hawaii Harbor Capital Improvement Revenue,
                     Series B-AMT, AMBAC Insured
  3,000,000    5.500%, 07/01/19 ..........................................     NR/NR**         3,172,140
               State of Hawaii Harbor System Revenue, Series A-AMT,
                     FSA Insured
  2,000,000    5.250%, 07/01/15 ..........................................     Aa3/AAA         2,172,860
  2,000,000    5.750%, 07/01/17 ..........................................     Aa3/AAA         2,050,420
  2,215,000    5.250%, 07/01/17 ..........................................     Aa3/AAA         2,394,526
  1,500,000    5.900%, 07/01/21 ..........................................     Aa3/AAA         1,532,685
               State of Hawaii Harbor System Revenue, Series A-AMT
  2,415,000    4.750%, 01/01/11 ..........................................      A1/A+          2,480,205
               State of Hawaii Highway Revenue Prerefunded to
                     07/01/11 @100, FSA Insured, Collateral: State &
                     Local Government Series 100%
  1,530,000    5.375%, 07/01/14 ..........................................     Aaa/AAA         1,656,454
  2,720,000    5.500%, 07/01/19 ..........................................     Aaa/AAA         2,824,312
  1,110,000    5.500%, 07/01/20 ..........................................     Aaa/AAA         1,152,568
  2,000,000    5.375%, 07/01/20 ..........................................     Aaa/AAA         2,165,300

                                                                              RATING
 PRINCIPAL                                                                    MOODY'S/
  AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P            VALUE
-----------    -----------------------------------------------------------    ---------     ------------
               State of Hawaii Highway Revenue, Series A, FSA
                     Insured
$ 1,000,000    5.000%, 07/01/20 ..........................................     Aa3/AAA      $  1,084,900
  2,000,000    5.000%, 07/01/22 ..........................................     Aa3/AAA         2,161,120
               State of Hawaii Highway Revenue, Series B, FSA
                     Insured
  2,000,000    5.000%, 07/01/16 ..........................................     Aa3/AAA         2,231,680
               University of Hawaii Revenue, Series A
  1,000,000    4.000%, 10/01/18 ..........................................     Aa3/A+          1,070,130
               University of Hawaii Revenue
  2,725,000    5.500%, 10/01/22 ..........................................     Aa3/A+          3,153,697
               University of Hawaii Revenue, AGC-ICC National
                     Public Finance Guarantee Insured
  2,000,000    5.000%, 10/01/23 ..........................................     Aa2/AAA         2,208,040
               University of Hawaii University System Revenue,
                     FGIC Insured, Prerefunded to 07/12/12 @100
                     Collateral: State and Local Government Securities
  1,650,000    5.125%, 07/15/32 ..........................................     Aa3/A+          1,834,536
               University of Hawaii National Public Finance
                     Guarantee Insured
  5,000,000    5.000%, 07/15/21 ..........................................     Aa3/A+          5,470,900
                                                                                            ------------
                Total Revenue Bonds ......................................                   272,385,487
                                                                                            ------------

               Total Investments (cost $661,638,141-note 4) ..............         91.1%     698,923,256
               Other assets less liabilities .............................          8.9       68,619,501
                                                                              ---------     ------------
               NET ASSETS ................................................        100.0%    $767,542,757
                                                                              =========     ============

                                                                              PERCENT OF
               PORTFOLIO DISTRIBUTION BY QUALITY RATING                       PORTFOLIO+
               ----------------------------------------                       ----------
               Aaa or #Aaa or VMIG1of Moody's or AAA of S&P ..............          8.9%
               Prerefunded bonds ++ ......................................         16.2
               Aa of Moody's .............................................         53.4
               A of Moody's ..............................................         15.3
               Baa of Moody's or BBB of S&P ..............................          5.6
               Not rated** ...............................................          0.6
                                                                              ---------
                                                                                  100.0%
                                                                              =========

+     Calculated using the Moody's rating except where noted.

++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

FITCH RATING
------------
*** AA

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
              AMBAC   American Municipal Bond Assurance Corporation
              AGC     Assured Guaranty Insurance
              AMT     Alternative Minimum Tax
              CIFG    CDC IXIS Financial Guaranty
              CR      Custodial Receipt
              FGIC    Financial Guaranty Insurance Co.
              FNMA    Federal National Mortgage Association
              FSA     Financial Securities Assurance
              NR      Not Rated
              TCRS    Transferable Custodial Receipts
              VRDO    Variable Rate Demand Obligation

Note: National Public Finance Guarantee was formerly known as National-re

On November 2, 2009, Assured Guaranty Ltd., the holding company for Assured Guaranty Corp. and Financial Security Assurance inc. ("FSA"), announced that pending regulatory approval, it will change the name of its subsidiary FSA to Assured Guaranty Municipal Corp. The Company also plans to change the names of the FSA companies worldwide.

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS
        Investments at value (cost $661,638,141) ................................................    $     698,923,256
        Cash ....................................................................................           59,433,567
        Interest receivable .....................................................................            8,852,454
        Receivable for Trust shares sold ........................................................            1,673,501
        Other assets ............................................................................               56,045
                                                                                                     -----------------
        Total assets ............................................................................          768,938,823
                                                                                                     -----------------
LIABILITIES
        Payable for Trust shares redeemed .......................................................              610,746
        Dividends payable .......................................................................              440,979
        Adviser and Administrator fees payable ..................................................              249,396
        Accrued expenses ........................................................................               94,945
                                                                                                     -----------------
        Total liabilities .......................................................................            1,396,066
                                                                                                     -----------------
NET ASSETS ......................................................................................    $     767,542,757
                                                                                                     =================
        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....    $         668,998
        Additional paid-in capital ..............................................................          737,285,478
        Net unrealized appreciation on investments (note 4) .....................................           37,285,115
        Accumulated net realized loss on investments ............................................           (7,696,834)
                                                                                                     -----------------
                                                                                                     $     767,542,757
                                                                                                     =================
CLASS A
        Net Assets ..............................................................................    $     690,959,664
                                                                                                     =================
        Capital shares outstanding ..............................................................           60,226,406
                                                                                                     =================
        Net asset value and redemption price per share ..........................................    $           11.47
                                                                                                     =================
        Maximum offering price per share (100/96 of $11.47 adjusted to nearest cent) ............    $           11.95
                                                                                                     =================
CLASS C
        Net Assets ..............................................................................    $      45,294,852
                                                                                                     =================
        Capital shares outstanding ..............................................................            3,950,713
                                                                                                     =================
        Net asset value and offering price per share ............................................    $           11.46
                                                                                                     =================
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
                during the first 12 months after purchase) ......................................    $           11.46*
                                                                                                     =================
CLASS Y
        Net Assets ..............................................................................    $      31,288,241
                                                                                                     =================
        Capital shares outstanding ..............................................................            2,722,724
                                                                                                     =================
        Net asset value, offering and redemption price per share ................................    $           11.49
                                                                                                     =================

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED SEPTEMBER 30, 2009
                                   (UNAUDITED)

INVESTMENT INCOME:
        Interest income ......................................                     $ 14,767,558
Expenses:
        Investment Adviser fees (note 3) .....................    $    518,802
        Administrator fees (note 3) ..........................         963,495
        Distribution and service fees (note 3) ...............         867,073
        Transfer and shareholder servicing agent fees ........         224,629
        Trustees' fees and expenses (note 8) .................          71,281
        Legal fees (note 3) ..................................          60,116
        Shareholders' reports and proxy statements ...........          47,715
        Insurance ............................................          23,342
        Custodian fees  (note 6) .............................          21,929
        Registration fees and dues ...........................          17,983
        Auditing and tax fees ................................          11,482
        Chief compliance officer (note 3) ....................           2,158
        Miscellaneous ........................................          20,789
                                                                  ------------
                                                                     2,850,794
        Expenses paid indirectly (note 6) ....................          (1,998)
                                                                  ------------
        Net expenses .........................................                        2,848,796
                                                                                   ------------
        Net investment income ................................                       11,918,762
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) from securities transactions         (649,396)
        Change in unrealized appreciation on investments .....      17,870,700
                                                                  ------------

        Net realized and unrealized gain (loss) on investments                       17,221,304
                                                                                   ------------
        Net change in net assets resulting from operations ...                     $ 29,140,066
                                                                                   ============

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Six Months Ended
                                                                 September 30, 2009         Year Ended
                                                                     (unaudited)          March 31, 2009
                                                                 ------------------     ------------------
OPERATIONS:
        Net investment income ...............................    $       11,918,762     $       26,171,504
        Net realized gain (loss) from securities transactions              (649,396)            (2,652,004)
        Change in unrealized appreciation on investments ....            17,870,700              6,350,206
                                                                 ------------------     ------------------
        Net change in net assets resulting from operations ..            29,140,066             29,869,706
                                                                 ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
        Class A Shares:
        Net investment income ...............................           (10,915,409)           (24,028,313)

        Class C Shares:
        Net investment income ...............................              (474,909)              (944,768)

        Class Y Shares:
        Net investment income ...............................              (528,444)            (1,198,423)
                                                                 ------------------     ------------------
        Change in net assets from distributions .............           (11,918,762)           (26,171,504)
                                                                 ------------------     ------------------

CAPITAL SHARE TRANSACTIONS (note 7):
        Proceeds from shares sold ...........................            54,725,100             83,043,846
        Reinvested dividends and distributions ..............             6,528,258             14,291,379
        Cost of shares redeemed .............................           (31,076,911)           (74,338,238)
                                                                 ------------------     ------------------
        Change in net assets from capital share transactions             30,176,447             22,996,987
                                                                 ------------------     ------------------

                Change in net assets ........................            47,397,751             26,695,189

NET ASSETS:
        Beginning of period .................................           720,145,006            693,449,817
                                                                 ------------------     ------------------
        End of period .......................................    $      767,542,757     $      720,145,006
                                                                 ==================     ==================

                See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

1.  ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective April 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Trust's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Trust's investments (details of which can be found in the schedule of investments), used to value the Trust's net assets as of September 30, 2009:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices .....................    $         --
            Level 2 - Other Significant Observable Inputs
                    Municipal Bonds .....................     698,923,256
            Level 3 - Significant Unobservable Inputs ...              --
                                                             ------------
            Total .......................................    $698,923,256
                                                             ============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Trust's financial statements and the Trust has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Trust adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Trust has evaluated subsequent events through the issuance of its financial statements on November 23, 2009.

      The Trust has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Trust does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Trust's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

e) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Trust has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Trust's financial statements.

f) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2009.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2009.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2009, service fees on Class A Shares amounted to $671,414 of which the Distributor retained $33,601.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended September 30, 2009, amounted to $146,744. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended September 30, 2009, amounted to $48,915. The total of these payments made with respect to Class C Shares amounted to $195,659 of which the Distributor retained $38,357.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of intermediaries having offices within Hawaii, with the bulk of sales commissions inuring to such intermediaries. For the six months ended September 30, 2009, total commissions on sales of Class A Shares amounted to $745,215, of which the Distributor received $67,617.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2009, the Trust incurred $60,023 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended  September  30, 2009,  purchases of securities
and  proceeds  from  the  sales  of  securities  aggregated   $62,255,529,   and
$61,971,590, respectively.

      At September 30, 2009, the aggregate tax cost for all securites was $661,638,141. At September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $37,950,086 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $664,971 for a net unrealized appreciation of $37,285,115.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                            SIX MONTHS ENDED
                                           SEPTEMBER 30, 2009                   YEAR ENDED
                                              (UNAUDITED)                     MARCH 31, 2009
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                     ------------     ------------     ------------     ------------
CLASS A SHARES:
        Proceeds from shares sold       3,381,697     $ 38,176,036        5,712,522     $ 63,202,155
        Reinvested distributions          547,257        6,188,366        1,227,268       13,568,739
        Cost of shares redeemed .      (2,239,466)     (25,268,701)      (5,407,984)     (59,401,745)
                                     ------------     ------------     ------------     ------------
        Net change ..............       1,689,488       19,095,701        1,531,806       17,369,149
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
        Proceeds from shares sold       1,156,946       13,061,623        1,069,537       11,877,503
        Reinvested distributions           22,165          250,507           46,720          516,072
        Cost of shares redeemed .        (280,910)      (3,164,843)        (775,037)      (8,542,960)
                                     ------------     ------------     ------------     ------------
                Net change ......         898,201       10,147,287          341,220        3,850,615
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
        Proceeds from shares sold         309,309        3,487,441          713,237        7,941,203
        Reinvested distributions            7,917           89,385           20,755          229,553
        Cost of shares redeemed .        (234,482)      (2,643,367)        (578,910)      (6,393,533)
                                     ------------     ------------     ------------     ------------
                Net change ......          82,744          933,459          155,082        1,777,223
                                     ------------     ------------     ------------     ------------
Total transactions in Trust
        shares ..................       2,670,433     $ 30,176,447        2,028,108     $ 22,996,987
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2009 there were 8 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended September 30, 2009 was $59,826, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2009, such meeting-related expenses amounted to $11,455.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2009 the Trust had a capital loss carryover of $4,723,575, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016 and $1,198,556 expires in 2017. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2009 there were post-October capital loss deferrals of $2,323,863, which will be recognized in the following year.

      The tax character of distributions:

                                       Year Ended March 31,
                                     2009               2008
                                ---------------    ---------------
      Net tax-exempt income     $    25,982,787    $    27,803,667
      Ordinary income                              188,717 158,384
      Long-term capital gain                 --                 --
                                ---------------    ---------------
                                $    26,171,504    $    27,962,051
                                ===============    ===============

      As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation            $ 19,414,415
      Undistributed tax-exempt income         475,847
      Other accumulated losses             (7,047,438)
      Other temporary differences            (475,847)
                                         ------------
                                         $ 12,366,977
                                         ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. ONGOING DEVELOPMENT

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         CLASS A
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                             YEAR ENDED MARCH 31,
                                                        9/30/09       ------------------------------------------------------------
                                                      (UNAUDITED)       2009         2008         2007         2006         2005
                                                       --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ...............   $  11.21       $  11.15     $  11.33     $  11.32     $  11.51     $  11.83
                                                       --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
        Net investment income + ....................       0.18           0.42         0.46         0.46         0.43         0.45
        Net gain (loss) on securities (both realized
                and unrealized) ....................       0.26           0.06        (0.18)        0.02        (0.18)       (0.30)
                                                       --------       --------     --------     --------     --------     --------
        Total from investment operations ...........       0.44           0.48         0.28         0.48         0.25         0.15
                                                       --------       --------     --------     --------     --------     --------
Less distributions (note 10):
        Dividends from net investment income .......      (0.18)         (0.42)        0.46        (0.46)       (0.43)       (0.45)
        Distributions from capital gains ...........         --             --           --        (0.01)       (0.01)       (0.02)
                                                       --------       --------     --------     --------     --------     --------
        Total distributions ........................      (0.18)         (0.42)       (0.46)       (0.47)       (0.44)       (0.47)
                                                       --------       --------     --------     --------     --------     --------
Net asset value, end of period .....................   $  11.47       $  11.21     $  11.15     $  11.33     $  11.32     $  11.51
                                                       ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) .........       4.00%*         4.43%        2.49%        4.28%        2.19%        1.33%
Ratios/supplemental data
        Net assets, end of period (in millions) ....   $    691       $    656     $    636     $    645     $    666     $    681
        Ratio of expenses to average net assets ....       0.74%**        0.75%        0.75%        0.75%        0.74%        0.74%
        Ratio of net investment income to average
                net assets .........................       3.25%**        3.80%        4.06%        3.99%        3.76%        3.90%
        Portfolio turnover rate ....................          9%*           10%          18%          38%          22%          10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets ....       0.73%**        0.74%        0.75%        0.75%        0.74%        0.74%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

        Class C Class Y
        Six Months      Six Months
        Ended   Ended
        9/30/09 Year Ended March 31,    9/30/09 Year Ended March 31,

                                                                                    CLASS C
                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09       ------------------------------------------------------------
                                                 (UNAUDITED)       2009         2008         2007         2006         2005
                                                  --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ..........   $  11.20       $  11.14     $  11.33     $  11.31     $  11.50     $  11.82
                                                  --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
        Net investment income + ...............       0.14           0.33         0.37         0.36         0.34         0.36
        Net gain (loss) on securities (both
                realized and unrealized) ......       0.26           0.06        (0.19)        0.03        (0.18)       (0.30)
                                                  --------       --------     --------     --------     --------     --------
        Total from investment operations ......       0.40           0.39         0.18         0.39         0.16         0.06
                                                  --------       --------     --------     --------     --------     --------
Less distributions (note 10):
        Dividends from net investment income ..      (0.14)         (0.33)       (0.37)       (0.36)       (0.34)       (0.36)
        Distributions from capital gains ......         --             --           --        (0.01)       (0.01)       (0.02)
                                                  --------       --------     --------     --------     --------     --------
        Total distributions ...................      (0.14)         (0.33)       (0.37)       (0.37)       (0.35)       (0.38)
                                                  --------       --------     --------     --------     --------     --------
Net asset value, end of period ................   $  11.46       $  11.20     $  11.14     $  11.33     $  11.31     $  11.50
                                                  ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ....       3.58%*         3.60%        1.59%        3.55%        1.37%        0.53%
Ratios/supplemental data
        Net assets, end of period (in millions)   $   45.3       $   34.2     $   30.2     $   35.6     $   36.7     $   37.6
        Ratio of expenses to average net assets       1.53%**        1.55%        1.55%        1.55%        1.54%        1.54%
        Ratio of net investment income to
                average net assets ............       2.43%**        2.99%        3.26%        3.19%        2.96%        3.10%
        Portfolio turnover rate ...............          9%*           10%          18%          38%          22%          10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets       1.53%**        1.54%        1.55%        1.55%        1.54%        1.54%

                                                                                    CLASS Y
                                                 ----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED MARCH 31,
                                                   9/30/09       ------------------------------------------------------------
                                                 (UNAUDITED)       2009         2008         2007         2006         2005
                                                  --------       --------     --------     --------     --------     --------
Net asset value, beginning of period ..........   $  11.23       $  11.17     $  11.35     $  11.34     $  11.52     $  11.84
                                                  --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
        Net investment income + ...............       0.20           0.44         0.48         0.48         0.46         0.48
        Net gain (loss) on securities (both
                realized and unrealized) ......       0.26           0.06        (0.18)        0.02        (0.18)       (0.30)
                                                  --------       --------     --------     --------     --------     --------
        Total from investment operations ......       0.46           0.50         0.30         0.50         0.28         0.18
                                                  --------       --------     --------     --------     --------     --------
Less distributions (note 10):
        Dividends from net investment income ..      (0.20)         (0.44)       (0.48)       (0.48)       (0.45)       (0.48)
        Distributions from capital gains ......         --             --           --        (0.01)       (0.01)       (0.02)
                                                  --------       --------     --------     --------     --------     --------
        Total distributions ...................      (0.20)         (0.44)       (0.48)       (0.49)       (0.46)       (0.50)
                                                  --------       --------     --------     --------     --------     --------
Net asset value, end of period ................   $  11.49       $  11.23     $  11.17     $  11.35     $  11.34     $  11.52
                                                  ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge) ....       4.10%*         4.64%        2.70%        4.49%        2.48%        1.54%
Ratios/supplemental data
        Net assets, end of period (in millions)   $   31.3       $   29.6     $   27.7     $   22.8     $   18.5     $   20.7
        Ratio of expenses to average net assets       0.54%**        0.55%        0.55%        0.55%        0.54%        0.54%
        Ratio of net investment income to
                average net assets ............       3.45%**        4.00%        4.26%        4.19%        3.96%        4.09%
        Portfolio turnover rate ...............          9%*           10%          18%          38%          22%          10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

        Ratio of expenses to average net assets       0.54%**        0.54%        0.55%        0.55%        0.54%        0.54%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2009

               ACTUAL
            TOTAL RETURN        BEGINNING       ENDING            EXPENSES
               WITHOUT           ACCOUNT        ACCOUNT          PAID DURING
          SALES CHARGES(1)        VALUE          VALUE          THE PERIOD(2)
--------------------------------------------------------------------------------
Class A         4.00%           $1,000.00      $1,040.00            $3.73
--------------------------------------------------------------------------------
Class C         3.58%           $1,000.00      $1,035.80            $7.81
--------------------------------------------------------------------------------
Class Y         4.10%           $1,000.00      $1,041.00            $2.76
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.53% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2009

           HYPOTHETICAL
            ANNUALIZED          BEGINNING        ENDING            EXPENSES
               TOTAL             ACCOUNT         ACCOUNT          PAID DURING
              RETURN              VALUE           VALUE          THE PERIOD(1)
--------------------------------------------------------------------------------
Class A       5.00%            $1,000.00        $1,021.41           $3.70
--------------------------------------------------------------------------------
Class C       5.00%            $1,000.00        $1,017.40           $7.74
--------------------------------------------------------------------------------
Class Y       5.00%            $1,000.00        $1,022.36           $2.74
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.53% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of the Hawaiian Tax-Free Trust (the "Trust") was held on September 24, 2009. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                            DOLLAR AMOUNT OF VOTES:
                            -----------------------
        TRUSTEE                 FOR                     WITHHELD
        -------                 ---                     --------
        Thomas W. Courtney      $557,649,142            $  5,574,957
        Diana P. Herrmann       $558,460,470            $  4,763,618
        Stanley W. Hong         $556,477,286            $  6,746,813
        Richard L. Humphreys    $558,192,846            $  5,031,241
        Bert A. Kobayashi, Jr.  $557,496,081            $  5,728,027
        Theodore T. Mason       $558,802,742            $  4,421,323
        Glenn P. O'Flaherty     $557,420,696            $  5,803,392
        Russell K. Okata        $552,911,834            $ 10,312,254

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                            DOLLAR AMOUNT OF VOTES:
                            -----------------------
                FOR             AGAINST                 ABSTAIN
                ---             -------                 -------
                $555,739,666    $932,277                $6,552,146

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2010 of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in May, 2009. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Trust for the year ended March 31, 2009;

      o A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees' review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The Adviser has employed Mr. Stephen K. Rodgers as portfolio manager for the Trust and has provided facilities for credit analysis of the Trust's portfolio securities. Mr. Rodgers, based in Honolulu, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions. In addition, he has been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND ADVISER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of 1) its local competitors, 2) single-state intermediate municipal bond funds of similar duration and quality, and 3) a benchmark index. It was noted that the materials provided by the Adviser indicated that compared to the four competitive Hawaii funds, the Trust has had investment performance that is generally higher compared to that of its peers and compared to an average of investment performance of similarly-managed funds with the like duration and quality portfolio characteristics for one-, three-, five- and ten-year periods. Furthermore, the Trustees noted that the Trust's net asset value generally fluctuated modestly compared to the four competitive Hawaii funds over the past one-, three- and five- year periods. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust was good, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided contained expense data for the Trust and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had increased in recent months after several years of general decline. They observed that the extraordinary recent turbulence in the financial markets might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Trust's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust's portfolio holding schedule for the most recently completed period by visiting the Trust's website at WWW.AQUILAFUNDS.COM. The Trust also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust's portfolio other than in your shareholder reports, please check our website at WWW.AQUILAFUNDS.COM or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at WWW.SEC.GOV. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

Proxy Voting Record (unaudited)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at WWW.SEC.GOV.

FOUNDERS
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

ADMINISTRATOR
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O'Flaherty
Russell K. Okata

OFFICERS
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PNC GLOBAL INVESTMENT SERVICING
101 Sabin Street
Pawtucket, RI 02860

CUSTODIAN
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, OH 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
December 3, 2009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
December 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 3, 2009



By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 3, 2009


HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX


(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.